LEASES (Tables)	12 Months Ended
Dec. 31, 2025
LEASES
Summary of information related to operating leases

	As of December 31,
	2024	2025
	US$	US$
Assets
Operating lease right-of-use assets	283,645	145,535
Liabilities
Current portion of operating lease liabilities	141,341	92,055
Operating lease liabilities	142,304	53,480
Weighted average remaining lease term (years)	2.2	1.5
Weighted average discount rate	3.9%	3.9%

Summary of information related to operating lease activity

	For the Year Ended December 31,
	2023	2024	2025
	US$	US$	US$
Operating lease rental expense
Amortization of right-of-use assets	216,305	203,298	142,238
Expense for short-term leases within 12 months	13,514	23,734	53,661
Interest of lease liabilities	12,100	12,613	8,689
	241,919	239,645	204,588

Summary of maturities of lease liabilities

	As of December 31,
	2024	2025
2025	149,975	—
2026	93,734	95,863
2027	53,116	54,322
Total undiscounted lease payments	296,825	150,185
Less: imputed interest	(13,180)	(4,650)
Total lease liabilities	283,645	145,535